Common Stock - Additional Information (Detail) - $ / shares	Jan. 01, 2023	Dec. 31, 2022	Dec. 31, 2021
Common stock, shares authorized		8,722,279	3,706,968
Common stock, Par value		$ 0.0001	$ 0.0001
Common Stock
Common stock, shares authorized	9,837,322	8,722,279	3,706,968
Common stock, Par value		$ 0.0001